Income taxes (Tables)	6 Months Ended
Sep. 30, 2019
Components of Income Tax Expense
The following table presents the components of Income tax expense for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Current tax expense	114,666	88,437
Deferred tax expense (benefit)	(28,961)	(5,317)

Total income tax expense	85,705	83,120

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2018 and 2019. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(11,292)	11,023
Less: reclassification adjustments	(383)	(9,192)

Total	(11,675)	1,831

Pension liability adjustments:
Unrealized gains (losses)	(97)	(643)
Less: reclassification adjustments	(1,184)	(937)

Total	(1,281)	(1,580)

Own credit risk adjustments:
Unrealized gains (losses)	967	(43)
Less: reclassification adjustments	(9)	(588)

Total	958	(631)

Total tax effect before allocation to noncontrolling interests	(11,998)	(380)